Financial and capital risks management (Summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis) (Detail) - At fair value [member]
12 Months Ended
Dec. 31, 2021
Discount for lack of marketability [member]
Financial and capital risks management [line items]
Range	2021: 22.17% to 24.39%
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in decrease/increase in fair value by RMB15.01 million.
Unlisted securities [member] | Average P/B [member]
Financial and capital risks management [line items]
Range	2021: 1.05 to 1.15
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB52.68 million.